ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of the components of accumulated other comprehensive loss
The components of accumulated other comprehensive loss as of December 31, 2017 and 2016 were as follows:

(in millions)	2017	2016
Foreign currency translation adjustment	$(1,877)	$(2,074)
Pension adjustment, net of tax	(19)	(34)
	$(1,896)	$(2,108)